SCHEDULE OF MATURITIES OF LOAN PAYMENTS (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
2023 (Remainder)	$ 9,573
2023	13,231	$ 12,699
2024	13,762	13,231
2025	14,321	13,762
2026	2,445	14,321
Total	$ 53,332	56,458
2027		$ 2,445